Cash and cash equivalents	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents.
Cash and cash equivalents

20.Cash and cash equivalents

	2021	2020
	$’000	$'000

Cash at bank	916,488	585,416
Cash and cash equivalents	916,488	585,416

The credit ratings of the Group’s principal banking partners at December 31, 2021 and 2020 based on publicly reported Fitch ratings as shown below. The Group regularly monitors its credit risk with banking partners and did not incur any losses during 2021 and 2020 as a result of bank failures.

	2021	2020
	$’000	$'000

Cash and cash equivalents
AAA (F1+)	127,781	15,413
AA+	—	9,407
AA	—	115,810
A+	—	30,576
A (F1)	628,033	216,700
A-	—	25,559
BBB+	—	6,349
BBB	3,143	—
BBB-	162	25
BB	—	6,663
BB-	—	18,469
B+	—	2,809
B	157,277	46,757
B-	—	90,564
C	67	—
Not rated	25	315
	916,488	585,416